Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of change in the fair value of the warrant liabilities

	Monte Carlo Simulation Assumptions
	Asset	Risky	Expected	Risk-Free
As of March 31, 2023	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$5.21	31.50%	45%	3.89%
Subordinated Convertible Notes	5.21	40.80%	45%	3.81%

	Convertible		Convertible
	Notes as of	Change in	Notes as of
	December 31,	fair value of	March 31,
Convertible Notes	2022	Convertible Notes	2023
Senior Convertible Notes	$13,651,000	$827,000	$14,478,000
Subordinated Convertible Notes	10,154,000	1,000,000	11,154,000

	Monte Carlo Simulation Assumptions
	Asset	Risky	Expected	Risk-Free
Convertible Notes Issuance - December 6, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$8.69	30.80%	40%	4.07%
Subordinated Convertible Notes	8.69	40.20%	40%	4.01%

	Asset	Risky	Expected	Risk-Free
As of December 31, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$5.56	31.80%	45%	4.23%
Subordinated Convertible Notes	5.56	41.20%	45%	4.19%

The following is a summary of Fair value of Convertible Notes on issuance and as of December 31, 2022.

	Convertible			Fair Value of
	Notes as of	Fair value of	Change in	Convertible Notes
	December 31,	Convertible Notes	fair value of	December 31,
Convertible Notes	2021	on Issuance	Convertible Notes	2022
Senior Convertible Notes	$—	$14,536,000	$(885,000)	$13,651,000
Subordinated Convertible Notes	—	10,223,000	(69,000)	10,154,000

CIK0001848000_LAKESHORE ACQUISITION I CORP
Schedule of Company's assets that are measured at fair value on a recurring basis

Description	Level	September 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$29,144,536	$54,671,966

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$54,671,966